EXPLORATION AND EVALUATION ASSETS DISCLOSURE: SCHEDULE OF EXPLORATION COSTS (Tables)	12 Months Ended
Jan. 31, 2023
Tables/Schedules
SCHEDULE OF EXPLORATION COSTS

Exploration costs for the year ended January 31, 2023

	Farellón Project	Perth Project	Mateo Project	Total Costs
Property taxes paid	$8,440	$19,596	$1,656	$29,692
Geology	82,931	-	-	82,931
Drilling	409,741	-	-	409,741
Equipment used	11,950	-	-	11,950
Camp costs (including meals and travel)	53,470	-	-	53,470
Assay costs	58,433	-	-	58,433
Value added tax on exploration costs	103,732			103,732
Total exploration costs	$728,697	$19,596	$1,656	$749,949

Exploration costs for the year ended January 31, 2022

	Farellón Project	Perth Project	Mateo Project	Total Costs
Property taxes paid	$24,321	$52,151	$10,716	$87,188
Geology	27,509	-	-	27,509
Drilling	150,222	-	-	150,222
Equipment used	5,754	-	-	5,754
Camp costs (including meals and travel)	30,938	-	-	30,938
Total exploration costs	$238,744	$52,151	$10,716	$301,611

Exploration costs for the year ended January 31, 2021

	Farellón Project	Perth Project	Mateo Project	Total Costs
Property taxes paid	$684	$-	$-	$684
Camp costs (including meals and travel)	866	-	-	866
Total exploration costs	$1,550	$-	$-	$1,550